Apr. 30, 2021
Friess Small Cap Growth Fund
Friess Small Cap Growth Fund
Investment Objective
The Friess Small Cap Growth Fund’s (the “Fund”) investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees (fees paid directly from your investment)

	Institutional Class	Investor Class
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class	Investor Class
Management Fees	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fee	0.00%	0.25%
Shareholder Servicing Plan Fees(1)	0.15%	0.15%
Other Expenses	0.49%	0.73%
Total Annual Fund Operating Expenses(1)	1.64%	2.13%
Less: Fee Waiver(2)	(0.44)%	(0.68)%
Total Annual Fund Operating Expenses After Fee Waiver(1)(2)	1.20%	1.45%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class	Investor Class
Management Fees	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fee	0.00%	0.25%
Shareholder Servicing Plan Fees(1)	0.15%	0.15%
Other Expenses	0.49%	0.73%
Total Annual Fund Operating Expenses(1)	1.64%	2.13%
Less: Fee Waiver(2)	(0.44)%	(0.68)%
Total Annual Fund Operating Expenses After Fee Waiver(1)(2)	1.20%	1.45%

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional Class	$122	$474	$850	$1,907
Investor Class	$148	$601	$1,082	$2,408

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 216% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by smaller capitalization companies. The Fund invests principally in common stocks of U.S. companies but may also invest in equity securities of foreign issuers, usually those that are publicly traded in the United States either directly or through American Depositary Receipts (“ADRs”).

The Fund defines smaller capitalization companies as companies having market capitalizations at the time of purchase within the market capitalization range of companies included in the Russell 2000® Index (the “Russell 2000®”) at the date of its last reconstitution. As of May 8, 2020, the date of the latest reconstitution of the Russell 2000® (implemented June 29, 2020), the capitalization range of the Russell 2000® was between $94.8 million and $4.4 billion.

The Fund utilizes a fundamentals-driven, company-by-company investment approach that is based on the premise that companies generating strong earnings growth should see their stock price rise. The Fund invests in companies in a broad range of industries, generally focusing on companies delivering at least 20% year-over-year earnings growth (under normal economic conditions) with shares that sell at reasonable price-to-earnings ratios as determined by the Adviser or Friess Associates of Delaware, LLC as sub-adviser of the Fund (“Friess of Delaware” or the “Sub-Adviser”). The Fund targets fundamentally sound companies that are experiencing positive change, such as new products, new management teams or members, acquisitions or divestitures, or legislative changes. The Fund’s annual portfolio turnover rate may exceed 250%.

The Fund employs a firm sell discipline. The Fund will sell a portfolio holding when:
•The company’s fundamentals deteriorate such as contracting profit margins or reduced revenue growth;
•The Adviser or Sub-Adviser believes investor expectations become unrealistically high regarding the company’s outlook;
•The Adviser or Sub-Adviser identifies a better investment that needs capital to be made available to facilitate its purchase; or
•The holding’s share price reaches the Adviser’s or Sub-Adviser’s target price.
Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser or Sub-Adviser cannot successfully implement the Fund’s investment strategies.

Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets or companies in which the Fund invests.

Small-Cap Companies Risk. Investing in securities of small-cap companies may involve greater volatility than investing in larger, more established companies. The securities of small-cap companies may have greater price volatility and less liquidity than the securities of larger companies. The Fund may hold a significant percentage of a company’s outstanding shares and may have to sell its shares at a discount from quoted prices.

Growth-Style Investing Risk. Investors expect growth companies to increase their earnings at a rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.

Foreign Securities Risk.  Investments in securities issued by foreign companies involve risks not generally associated with investments in the securities of U.S. companies, including risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory and tax requirements and market practices, including fluctuations in foreign currencies. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.

Depositary Receipts Risk.  Depositary receipts are generally issued by a bank or trust company and evidence ownership of underlying foreign securities. Depositary receipts are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities.

Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Epidemic Risk. Widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Performance
The Fund is a successor to the Friess Small Cap Trust (the “Predecessor Fund”), an unregistered Delaware Business Trust that commenced operations on August 6, 2002. The Predecessor Fund was reorganized into the Fund by transferring all of the Predecessor Fund’s assets to the Fund in exchange for Institutional Class shares of the Fund on May 31, 2017, the date that the Fund commenced operations (the “Reorganization”).

Performance for the period until the Reorganization is for the Predecessor Fund. From its inception through the date of the Reorganization, the Predecessor Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”) or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which, if they had been applicable, might have adversely affected the Predecessor Fund’s performance. After the Reorganization, the Fund’s performance was calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total return for the Predecessor Fund.
The information below provides some indications of the risks of investing in the Fund. The bar chart shows how the performance for the Institutional Class shares of the Fund and the Predecessor Fund varied from year to year. The performance table that follows shows how the Fund’s average annual returns over time compare with broad-based securities market indices. The past performance shown below is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.friessfunds.com or by calling the Fund toll-free at 855-656-3017.
Calendar Year Total Returns as of December 31:

Best Quarter	Worst Quarter
Q4 2020 34.56%	Q1 2020 -27.20%

Average Annual Total Returns for the periods ended December 31, 2020

Average Annual Total Returns for the periods ended December 31, 2020
Institutional Class Shares	One Year	Five Years	Ten Years
Return Before Taxes	27.33%	19.60%	13.17%
Return After Taxes on Distributions	27.33%	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	16.18%	N/A	N/A
Investor Class Shares
Return Before Taxes(1)	27.01%	19.30%	12.89%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	34.63%	16.36%	13.48%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	19.96%	13.26%	11.20%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). Prior to the Reorganization, the Fund was an unregistered Delaware Business Trust that did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, the Fund is unable to show after-tax returns for periods prior to May 31, 2017. After-tax returns are shown for the Institutional Class only. After-tax returns for the Investor Class will vary.